Segment Information - Summary of Revenues by Classes of Similar Products or Services (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of products and services [Line Items]
Revenue	$ 5,501	$ 5,297
Electronic, software and services [member]
Disclosure of products and services [Line Items]
Revenue	4,773	4,533
Global Print [member]
Disclosure of products and services [Line Items]
Revenue	$ 728	$ 764